Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	May 31, 2016	Aug. 31, 2016	Nov. 30, 2016	Feb. 28, 2017	May 31, 2017	Aug. 31, 2017	Nov. 30, 2017	Feb. 28, 2018	May 31, 2018	Aug. 31, 2018	Nov. 30, 2018	Feb. 28, 2019	May 31, 2019	Aug. 31, 2019	Nov. 30, 2019	Feb. 29, 2020	May 31, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000129660
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,325	$ 10,186	$ 10,574	$ 10,832	$ 11,041	$ 11,260	$ 11,303	$ 11,303	$ 11,490	$ 11,195	$ 11,536	$ 11,692	$ 12,116	$ 12,406	$ 12,369	$ 12,337	$ 13,245	$ 13,673	$ 14,112	$ 14,653	$ 15,002	$ 14,845	$ 14,442	$ 13,775	$ 13,338	$ 13,386	$ 13,399	$ 13,596	$ 13,899	$ 14,030	$ 14,717	$ 15,004	$ 15,617	$ 15,903	$ 16,001	$ 16,100	$ 16,754	$ 17,194	$ 17,741	$ 18,025
C000129661
Account Value [Line Items]
Accumulated Value	10,000	10,317	10,168	10,556	10,804	11,004	11,213	11,256	11,246	11,423	11,119	11,446	11,589	12,010	12,287	12,240	12,198	13,085	13,507	13,941	14,452	14,796	14,630	14,228	13,548	13,118	13,154	13,164	13,344	13,639	13,754	14,423	14,688	15,285	15,550	15,631	15,728	16,349	16,762	17,286	17,561
C000169041
Account Value [Line Items]
Accumulated Value	500,000	516,249	509,285	529,169	542,029	552,508	563,939	566,082	566,082	575,435	560,668	578,275	586,055	607,837	622,359	621,004	619,398	664,903	686,852	709,381	736,470	755,093	747,192	728,035	693,947	672,033	674,468	675,811	685,730	701,600	708,213	743,590	758,696	789,593	804,011	809,762	814,782	847,775	870,727	898,396	914,264
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,232	9,908	10,008	10,158	10,283	10,227	10,059	10,120	10,175	10,089	10,378	10,768	11,210	11,178	11,590	11,781	11,936	11,992	11,750	11,734	11,925	11,854	11,440	10,769	10,552	10,332	10,328	10,538	10,426	10,454	10,671	10,676	11,187	11,173	11,291	11,258	11,538	11,809	11,998	11,836
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,232	9,908	10,008	10,158	10,283	10,227	10,059	10,120	10,175	10,089	10,378	10,768	11,210	11,178	11,590	11,781	11,936	11,992	11,750	11,734	11,925	11,854	11,440	10,769	10,552	10,332	10,328	10,538	10,426	10,454	10,671	10,676	11,187	11,173	11,291	11,258	11,538	11,809	11,998	11,836
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	500,000	511,616	495,403	500,416	507,893	514,136	511,326	502,944	505,990	508,741	504,464	518,886	538,376	560,492	558,902	579,506	589,067	596,775	599,611	587,524	586,682	596,272	592,695	571,989	538,444	527,606	516,596	516,381	526,907	521,310	522,690	533,562	533,786	559,349	558,625	564,552	562,924	576,891	590,474	599,896	591,821
S&P Target Date 2010 Index
Account Value [Line Items]
Accumulated Value	10,000	10,272	10,167	10,513	10,743	10,924	11,207	11,228	11,287	11,512	11,206	11,476	11,591	12,021	12,348	12,251	12,394	13,121	13,495	13,750	14,208	14,547	14,431	14,067	13,427	13,054	13,165	13,245	13,488	13,743	13,853	14,490	14,729	15,424	15,599	15,738	15,920	16,608	17,114	17,650	17,969
S&P Target Date 2010 Index
Account Value [Line Items]
Accumulated Value	10,000	10,272	10,167	10,513	10,743	10,924	11,207	11,228	11,287	11,512	11,206	11,476	11,591	12,021	12,348	12,251	12,394	13,121	13,495	13,750	14,208	14,547	14,431	14,067	13,427	13,054	13,165	13,245	13,488	13,743	13,853	14,490	14,729	15,424	15,599	15,738	15,920	16,608	17,114	17,650	17,969
S&P Target Date 2010 Index
Account Value [Line Items]
Accumulated Value	$ 500,000	$ 513,589	$ 508,331	$ 525,640	$ 537,168	$ 546,218	$ 560,334	$ 561,421	$ 564,357	$ 575,583	$ 560,318	$ 573,790	$ 579,527	$ 601,038	$ 617,377	$ 612,568	$ 619,689	$ 656,065	$ 674,725	$ 687,514	$ 710,409	$ 727,372	$ 721,532	$ 703,352	$ 671,338	$ 652,677	$ 658,230	$ 662,250	$ 674,392	$ 687,131	$ 692,658	$ 724,481	$ 736,460	$ 771,213	$ 779,969	$ 786,885	$ 796,010	$ 830,375	$ 855,708	$ 882,506	$ 898,457